Revenue From Services Rendered - Summary of Revenue From Services Rendered (Parenthetical) (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
Revenue [abstract]
Realized performance fee	R$ 10,898